Impaired Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		₨ 52,982.7	$ 799.7	₨ 39,324.8
Iron and Steel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		4,712.7	71.1	4,793.8
Others (none greater than 5% of impaired loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		25,831.5	389.9	23,161.2
Activities allied to agriculture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		7,397.1	111.7	5,369.3
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		4,671.8	70.5	3,608.2
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	[1]	3,818.7	57.6	₨ 2,392.3
Real estate and Property services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		3,559.2	53.7
Construction and Developers (Infrastructure)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		₨ 2,991.7	$ 45.2

[1]	primarily includes retails loans such as personal loans and auto loans